INVENTORIES (Details) - USD ($)	Apr. 30, 2021	Oct. 31, 2020	Oct. 31, 2019
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 34,117	$ 26,199	$ 5,123
Finished goods	119,844	120,612	72,840
Total Inventories	$ 153,961	$ 146,811	$ 77,963